Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”). The Company’s fiscal year end is December 31.

The Company is an emerging growth company as the term is used in The Jumpstart Our Business Startups Act and has elected to comply with certain reduced public company reporting requirements, however, the Company may adopt accounting standards based on the effective dates for public entities when early adoption is permitted.

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”). The Company’s fiscal year end is December 31.

The Company is an emerging growth company as the term is used in The Jumpstart Our Business Startups Act and has elected to comply with certain reduced public company reporting requirements, however, the Company may adopt accounting standards based on the effective dates for public entities when early adoption is permitted.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The unaudited interim financial statements and related notes have been prepared in accordance with U.S. GAAP for interim financial information, within the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Certain information and disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The unaudited interim financial statements have been prepared on a basis consistent with the audited financial statements and in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the results for the interim periods presented and of the financial condition as of the date of the interim balance sheet. The financial data and the other information disclosed in these notes to the interim financial statements related to the six-month periods are unaudited. Unaudited interim results are not necessarily indicative of the results for the full fiscal year.

The accompanying unaudited interim condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2022 included in the Company’s prospectus that forms a part of the Company’s Registration Statement on Form S-1 (File No. 333-272660) which was declared effective on August 9, 2023.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to valuations of common stock. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, revenue recognition, related party and common control transactions and valuations of common stock. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

The Company is subject to customary risks and uncertainties including, but not limited to, the need for protection of proprietary technology, dependence on key personnel, costs of services provided by third parties and limited operating history.

Significant Risks and Uncertainties

The Company is subject to customary risks and uncertainties including, but not limited to, the need for protection of proprietary technology, dependence on key personnel, costs of services provided by third parties, the need to obtain additional financing, and limited operating history.

Variable Interest Entities

Variable Interest Entities

The Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated. The Company evaluated whether it was the primary beneficiary in its common control asset acquisitions (Note 4) and related party agreements (Note 5) and determined it is not the primary beneficiary of any entities.

Variable Interest Entities

The Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated. The Company evaluated whether it was the primary beneficiary in its common control asset acquisitions (Note 4) and related party agreements (Note 5) and determined it is not the primary beneficiary of any entities.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash with a major financial institution located in the United States of America which it believes to be credit worthy. Balances are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company maintains balances in excess of the federally insured limits.

Concentrations of Credit Risk

The Company maintains its cash with a major financial institution located in the United States of America which it believes to be credit worthy. Balances are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company maintains balances in excess of the federally insured limits.

Concentrations

Concentrations

The Company’s ability to derive revenue from marketing services is reliant on its relationship and marketing license agreement with Ssquared Spirits LLC, a related party entity, and CWS who fulfills sales for the products sold by clientele using our marketing services. The discontinuance of such relationships or termination of the marketing license agreement would have a material negative impact on the Company’s operations.

Furthermore, the Company relies and expects to continue to rely on a small number of vendors. The loss of one of these vendors may have a negative short-term impact on the Company’s operations. However, the Company believes there are acceptable substitute vendors that can be utilized longer term.

Concentrations

A significant portion of the Company’s revenue generating activities were with a related party customer, Country Wine & Spirts (“CWS”). During the periods ended December 31, 2022 and 2021, 25% and 42% of the Company’s revenue, respectively, was with CWS, including all product related revenues. As of December 31, 2022 and 2021, CWS accounted for 100% of the Company’s account receivable.

The Company’s ability to derive revenue from marketing services is reliant on its relationship and marketing license agreement with Ssquared Spirits LLC, a related party entity, and CWS who fulfills sales for the products sold by clientele using our marketing services. The discontinuance of such relationships or termination of the marketing license agreement would have a material negative impact on the Company’s operations.

Furthermore, the Company relies and expects to continue to rely on a small number of vendors. The loss of one of these vendors may have a negative short-term impact on the Company’s operations. However, the Company believes there are acceptable substitute vendors that can be utilized longer-term.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities.

•        Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•        Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s accounts receivable and accounts payable approximate their fair values due to the short maturity of these instruments. The Company believes the carrying amount of its advances to related parties approximate fair value due to its short-term maturity.

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities.

•        Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•        Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s accounts receivable and accounts payable approximate their fair values due to the short maturity of these instruments. The Company believes the carrying amount of its advances to related parties approximate fair value due to its short-term maturity.

Accounts Receivable

Accounts Receivable

Accounts receivable are derived from services and products delivered to customers and are stated at their net realizable value. Each month, the Company reviews its receivables on a customer-by-customer basis and evaluates whether an allowance for doubtful accounts is necessary based on any known or perceived collection issues. Any balances that are eventually deemed uncollectible are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts Receivable

Accounts receivable are derived from services and products delivered to customers and are stated at their net realizable value. Each month, the Company reviews its receivables on a customer-by-customer basis and evaluates whether an allowance for doubtful accounts is necessary based on any known or perceived collection issues. Any balances that are eventually deemed uncollectible are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Related Parties

Related Parties

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company. The Company discloses related party transactions that are outside of normal compensatory agreements, such as salaries. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Related Parties

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company. The Company discloses related party transactions that are outside of normal compensatory agreements, such as salaries. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Revenue Recognition

Revenue Recognition

In accordance with FASB ASC 606, Revenue from Contracts with Customers¸ the Company determines revenue recognition through the following steps:

•        Identification of a contract with a customer;

•        Identification of the performance obligations in the contract;

•        Determination of the transaction price;

•        Allocation of the transaction price to the performance obligations in the contract; and

•        Recognition of revenue when or as the performance obligations are satisfied.

Revenue is recognized when performance obligations are satisfied through the transfer of control of promised goods to the Company’s customers in an amount that reflects the consideration expected to be received in exchange for transferring goods or services to customers. Control transfers once a customer has the ability to direct the use of, and obtain substantially all of the benefits from, the product. This includes the transfer of legal title, physical possession, the risks and rewards of ownership, and customer acceptance.

The Company derives its revenue from marketing services, distribution of its SWOL Tequila product to CWS, and subscription-based membership revenue. Revenue is reported net of discounts.

Marketing Services

The Company contracts with third-party alcoholic beverage brands to utilize access to the CWS alcoholic beverage website (the “CWS Platform). The Company and the brands enter into a commercial relationship. The Company performs services such as creating a marketing campaign strategy, developing promotional materials and advertising promotional materials through the CWS Platform. Revenue is recognized over a period time, as the marketing services are being continually provided on a daily and monthly basis over the life of an agreed upon campaign. Marketing campaigns generally range from one to three months.

Product Sales

The Company wholly owns SWOL Tequila, a tequila made in limited batches from a third-party producer located in Mexico. The Company facilitates all efforts to get the product delivered to CWS for retail distribution in the United States, including advancing costs for production, shipping and other importing and delivery charges. The Company is entitled to payment of cost plus an additional 20% on each bottle of SWOL Tequila sold to CWS. Revenue is recognized at the point in which the products are delivered to CWS, when LQR has fulfilled its performance obligation. Due to certain restrictions on the delivery and custodianship of alcoholic beverage, CWS is require to take ownership of the product at time of delivery, and there is no recourse or right of return. The Company records gross revenue as it’s the primary obligor in the transaction.

Vault

Vault is the exclusive membership program for CWS customers. Through the CWS Platform, users can sign up for membership where they will have access to all products available through CWS combined with special membership benefits including discounted products, free shipping and promotional offers. The Company markets this membership program on the CWS Platform and is entitled to 50% of the revenue from the subscriptions. Members are charged monthly membership fees, and the Company recognizes the 50% fee it is entitled to from CWS as net revenue. The Company records revenue on transactions when the user initially subscribes or renews their membership, as the Company is the agent of the transaction and do not typically provide significant post transaction services to the user or bear responsibility for the promised goods or services included in the membership. The Company records a reserve for chargebacks and cancellations at the time of the transaction based on historical experience. During the three and six months ended June 30, 2023, revenue from Vault memberships totaled $8,117 and $16,911, respectively.

Contract Balances

Accounts receivable represent amounts owed from marketing and product sales invoiced, but not yet received.

Contract liabilities represent obligations to transfer services to a customer for which the Company has already received consideration. Payments for marketing services are generally received upfront in advance of the Company satisfying the related performance obligation and are recorded as a deferred revenue liability. The deferred revenue is reduced as the services are performed and the revenue is recognized. As of June 30, 2023 and December 31, 2022, the Company had $0 in deferred revenue.

Revenue Recognition

In accordance with FASB ASC 606, Revenue from Contracts with Customers¸ the Company determines revenue recognition through the following steps:

•        Identification of a contract with a customer;

•        Identification of the performance obligations in the contract;

•        Determination of the transaction price;

•        Allocation of the transaction price to the performance obligations in the contract; and

•        Recognition of revenue when or as the performance obligations are satisfied.

Revenue is recognized when performance obligations are satisfied through the transfer of control of promised goods to the Company’s customers in an amount that reflects the consideration expected to be received in exchange for transferring goods or services to customers. Control transfers once a customer has the ability to direct the use of, and obtain substantially all of the benefits from, the product. This includes the transfer of legal title, physical possession, the risks and rewards of ownership, and customer acceptance.

The Company derives its revenue from marketing services, distribution of its SWOL Tequila product to CWS, and subscription-based membership revenue. Revenue is reported net of discounts.

Marketing Services

The Company contracts with third-party alcoholic beverage brands to utilize access to the CWS alcoholic beverage website (the “CWS Platform). The Company and the brands enter into a commercial relationship. The Company performs services such as creating a marketing campaign strategy, developing promotional materials and advertising promotional materials through the CWS Platform. Revenue is recognized over a period time, as the marketing services are being continually provided on a daily and monthly basis over the life of an agreed upon campaign. Marketing campaigns generally range from one to three months.

Product Sales

The Company wholly owns SWOL Tequila, a tequila made in limited batches from a third-party producer located in Mexico. The Company facilitates all efforts to get the product delivered to CWS for retail distribution in the United States, including advancing costs for production, shipping and other importing and delivery charges. The Company is entitled to payment of cost plus an additional 20% on each bottle of SWOL Tequila sold to CWS. Revenue is recognized at the point in which the products are delivered to CWS, when LQR has fulfilled its performance obligation. Due to certain restrictions on the delivery and custodianship of alcoholic beverage, CWS is require to take ownership of the product at time of delivery, and there is no recourse or right of return. The Company records gross revenue as it’s the primary obligor in the transaction.

During the periods ended December 31, 2022 and 2021, all SWOL Tequila product revenue was earned with CWS, a related party which makes up all product sales in the accompanying statement of operations.

Vault

Vault is the exclusive membership program for CWS customers. Through the CWS Platform, users can sign up for membership where they will have access to all products available through CWS combined with special membership benefits including discounted products, free shipping and promotional offers. The Company markets this membership program on the CWS Platform and is entitled to 50% of the revenue from the subscriptions. Members are charged monthly membership fees, and the Company recognizes the 50% fee it is entitled to from CWS as net revenue. The Company records revenue on transactions when the user initially subscribes or renews their membership, as the Company is the agent of the transaction and do not typically provide significant post transaction services to the user or bear responsibility for the promised goods or services included in the membership. The Company records a reserve for chargebacks and cancellations at the time of the transaction based on historical experience. During the year ended December 31, 2022, revenue from Vault memberships totaled $20,524, which was earned with a related party CWS. Such amounts were included in advances to related party as a receivable, and collected subsequent to December 31, 2022.

Contract Balances

Accounts receivable represent amounts owed from marketing and product sales invoiced, but not yet received,

Contract liabilities represent obligations to transfer services to a customer for which the Company has already received consideration. Payments for marketing services are generally received upfront in advance of the Company satisfying the related performance obligation and are recorded as a deferred revenue liability. The deferred revenue is reduced as the services are performed and the revenue is recognized. As of December 31, 2022 and 2021, the Company had $0 in deferred revenue.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of all direct costs attributable to performing marketing services and the Company’s product sales. Cost of revenue includes affiliate payouts, contracted marketing services, direct advertising costs for marketing campaigns, product costs, packaging, shipping and other importing and delivery charges. Cost of revenue also includes customer service personnel and amortization of the Company’s marketing license asset (see Note 5).

Cost of Revenue

Cost of revenue consists of all direct costs attributable to performing marketing services and the Company’s product sales. Cost of revenue includes affiliate payouts, contracted marketing services, direct advertising costs for marketing campaigns, product costs, packaging, shipping and other importing and delivery charges. Cost of revenue also includes customer service personnel and amortization of the Company’s marketing license asset (see Note 5).

Sales and Marketing

Sales and Marketing

Sales and marketing costs primarily consist of advertising, promotional expenses and marketing consulting and advisory services. Sales and marketing costs also include sales commissions.

Sales and Marketing

Sales and marketing costs primarily consist of advertising, promotional expenses and marketing consulting and advisory services. Sales and marketing costs also include sales commissions.

Deferred Offering Costs

Deferred Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 with regards to offering costs. Prior to the completion of an offering, offering costs are capitalized. The deferred offering costs are charged to additional paid-in capital or as a discount to debt, as applicable, upon the completion of an offering or to expense if the offering is not completed. As of June 30, 2023, the Company had capitalized $516,829 in deferred offering costs.

Deferred Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 with regards to offering costs. Prior to the completion of an offering, offering costs are capitalized. The deferred offering costs are charged to additional paid-in capital or as a discount to debt, as applicable, upon the completion of an offering or to expense if the offering is not completed.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for in accordance with ASC Topic 718-10, Compensation-Stock Compensation (“ASC 718-10”). The Company measures all equity-based awards granted to employees, independent contractors and advisors based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award.

The Company classifies equity-based compensation expense in its statement of operations in the same manner in which the award recipient’s payroll or contractor costs are classified or in which the award recipient’s service payments are classified.

During the six months ended June 30, 2023, the Company issued 3,000,000 shares of common stock for services for a fair value of $3,000,000, which was included in general and administrative expenses in the statements of operations.

Stock-Based Compensation

Stock-based compensation is accounted for in accordance with ASC Topic 718-10, Compensation-Stock Compensation (“ASC 718-10”). The Company measures all equity-based awards granted to employees, independent contractors and advisors based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award.

The Company classifies equity based compensation expense in its statement of operations in the same manner in which the award recipient’s payroll or contractor costs are classified or in which the award recipient’s service payments are classified.

Net Loss per Share

Net Loss per Share

Net earnings or loss per share is computed by dividing net income or loss by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive. As all potentially dilutive securities are anti-dilutive as of June 30, 2023 and 2022, diluted net loss per share is the same as basic net loss per share for each year. Potentially dilutive common stock equivalents outstanding as of June 30, 2022 include 175,000 unvested restricted stock units, which vested in 2022 (see Note 5).

Net Loss per Share

Net earnings or loss per share is computed by dividing net income or loss by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive. As all potentially dilutive securities are anti-dilutive as of December 31, 2022 and 2021, diluted net loss per share is the same as basic net loss per share for each year. Potentially dilutive common stock equivalents outstanding as of December 31, 2021 include 262,500 unvested restricted stock units, which vested in 2022 (see Note 6).

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable under the circumstances.

Recently Issued and Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-02, Leases (ASC 842). This ASU requires a lessee to recognize a right-of-use asset and a lease liability under most operating leases in its balance sheet. The ASU is effective for annual and interim periods beginning after December 15, 2021. Early adoption is permitted. The Company elected to early adopt ASC 842 upon inception. The Company does not have any long-term leases that are recorded in accordance with ASC 842.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable under the circumstances.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents.
Intangible Assets

Intangible Assets

The Company capitalized the value of stock issued related to the Company’s April 2021 exclusive marketing agreement with CWS (see Note 5). The license is amortized on a straight-line basis over the life of the agreement, which is ten years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. The Company did not record any impairment losses on its long-lived assets as of December 31, 2022 or 2021.

Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized. We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date. In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.